Summary of Accounting Principles (Details) € in Millions, $ in Millions		12 Months Ended
	Apr. 03, 2020 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents		$ 24	$ 38
Unbilled Contracts Receivable		265	439
Capitalized Contract Cost, Net		1,519	914
Operating profit impact of contract adjustments		(69)	(50)	$ (110)
Revenue, Remaining Performance Obligation, Amount		$ 111,700	$ 93,800
Revenue, Remaining Performance Obligations, to be recognized within 24 months		37.00%			37.00%
Long-term debt, euro-denominated | €					€ 4,200
Collaborators interests existing programs low end		13.00%			13.00%
Collaborators interests existing programs high end		49.00%			49.00%
Partner share individual program maximum		31.00%			31.00%
Carrier [Member]
Accounting Policies [Abstract]
Shares of common stock distributed in the Distribution | shares	866,158,910
Finite-Lived Intangible Assets [Line Items]
Shares of common stock distributed in the Distribution | shares	866,158,910
Otis [Member]
Accounting Policies [Abstract]
Shares of common stock distributed in the Distribution | shares	433,079,455
Finite-Lived Intangible Assets [Line Items]
Shares of common stock distributed in the Distribution | shares	433,079,455